Schedule of income tax expense at the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
Profit/(loss) before tax	$ 4,584,903	$ 35,614,151	$ (29,788,123)	$ 37,789,702
Tax at applicable rate	742,371	5,766,512	(5,018,726)	6,126,766
Income not subject to tax	(1,434,439)	(11,142,285)	(177,009)	(2,082,326)
Non-deductible expenses	323,638	2,513,924	4,613,617	316,177
Income tax exemption and rebate	(1,351)	(10,500)	(30,000)	(42,000)
Tax effect of deductible temporary differences not recognized	171,424	1,331,573	4,213,670	512,372
Utilisation of previously unrecognised tax losses	(50,855)	(395,030)	(1,052,220)	(936,952)
(Over)/ under provision for previous year	(1,278)	(9,923)	(1,049)	48,364
Difference in tax rate in different countries	743	5,775		5,176
Tax losses not recognised	599,105	4,653,661	5,146,140	431,755
Others			(36,435)	1,017
Total tax expenses for the year	$ 349,358	$ 2,713,707	$ 7,657,988	$ 4,380,349